INVENTORIES, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Film production costs
In development	$ 8,817	$ 109,739
In production	323,725
Total film production costs	332,542	109,739
Television production costs
Released, less accumulated amortization		181,770
Total television production costs		181,770
Inventory, Noncurrent, Total	332,542	291,509
Amortization expense	176,346	$ 0	$ 0
Expected amortization expense in June 30,2020	$ 323,725